Accrued expenses	6 Months Ended
Sep. 30, 2022
Accrued expenses
Accrued expenses

15.Accrued expenses

Accrued expenses consisted of the following:

	As of
	September 30, 2022	March 31, 2022
Accrued payroll	$778,885	$480,404
Accrued rental fee	113,461	77,777
Accrued promotion fee	19,334	51,252
Audit fee Payable	20,000	20,000
Accrued Interest	594,238	219,097
Other	11,593	13,020
Total	$1,537,511	$861,550